UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------
Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Smithwood Advisers, L.P.
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Address: 1999 Avenue of the Stars, Suite 2040
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         Los Angeles, CA 90067
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stacey Schaper
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Title:   Compliance Officer
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Phone:   310 286-2929
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Signature,  Place,  and  Date  of  Signing:

/s/ Stacey Schaper                   Los Angeles, CA             August 13, 2009
--------------------                 ---------------             ---------------
    [Signature]                       [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number          Name

28-___________________   ________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

REPORTING SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:            0
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FORM 13F INFORMATION TABLE ENTRY TOTAL:      29
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FORM 13F INFORMATION TABLE VALUE TOTAL: 151,671
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LIST OF OTHER INCLUDED MANAGERS:
                                        NONE

                                                     FORM 13F INFORMATION TABLE

                                                                     VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER                   TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED NONE
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
Champion Enterprises Inc 2.75%
  due 11/1/37                           NOTE              158496ac3      350   3,500,000 PRN       SOLE            SOLE
Cheniere Energy Inc. 2.25% due 8/1/12   NOTE              16411rae9    9,250  25,000,000 PRN       SOLE            SOLE
Conseco Inc. 3.50% due 9/30/38          NOTE              208464bh9    2,250   4,500,000 PRN       SOLE            SOLE
NCI Building Systems Inc. 2.125%
  due 11/15/24                          NOTE              628852ag0   14,281  23,801,000 PRN       SOLE            SOLE
Playboy Enterprises Inc. 3.00%
  due 3/15/25                           NOTE              728117ab8    5,154   7,000,000 PRN       SOLE            SOLE
UAL Corp 5.00% due 2/1/21               NOTE              902549ae4    3,739   9,465,000 PRN       SOLE            SOLE
UAL Corp 4.50% due 6/30/21              NOTE              902549ah7    2,807   8,571,000 PRN       SOLE            SOLE
AEP Industries Inc.                     COM               001031103   25,181     954,200 SH        SOLE            SOLE
Greenlight Capital RE Ltd               COM               g4095j109    1,731     100,000 SH        SOLE            SOLE
KKR Financial Holdings LLC              COM               48248a306    1,444   1,552,200 SH        SOLE            SOLE
Maguire Properties, Inc.                COM               559775101    3,953   4,650,000 SH        SOLE            SOLE
Montpelier RE Holdings Ltd              COM               g62185106    2,658     200,000 SH        SOLE            SOLE
Odyssey Marine Exploration Inc.         COM               676118102    1,600   1,000,000 SH        SOLE            SOLE
Schering - Plough Corp                  COM               806605101   12,560     500,000 SH        SOLE            SOLE
Wyeth                                   COM               983024100   27,234     600,000 SH        SOLE            SOLE
Augusta Resource Corp                   COM               050912203    4,877   2,636,300 SH        SOLE            SOLE
American International Group Inc.
  8.50% due 8/1/11                      UNIT 08/01/2011   26874115     1,568     164,700 SH        SOLE            SOLE
General Motors 6.25% due 7/15/33        DEB SR CONV C 33  370442733    4,318   1,570,100 SH        SOLE            SOLE
Wells Fargo & Co 7.50% due 12/31/49     PERP PFD CNV A    949746804   23,549      30,000 SH        SOLE            SOLE
Kapstone Paper & Packaging Corp         *W EXP 08/15/2009 48562p111       19     138,300 SH        SOLE            SOLE
Allinace Data Systems                   COM               18581108       480       1,500     PUT   SOLE            SOLE
Citgroup Inc.                           COM               1729678uu      308      27,956     PUT   SOLE            SOLE
Merck & Co                              COM               5893318vf      216       2,875     PUT   SOLE            SOLE
Pfizer Inc.                             COM               7170818um      324       6,000     PUT   SOLE            SOLE
CF Industries Holdings                  COM               1252699gn      610       1,000     CALL  SOLE            SOLE
SPDR Gold Trust                         COM               78462f902        8       1,000     CALL  SOLE            SOLE
SPDR Gold Trust                         COM               78462f902      540       1,000     CALL  SOLE            SOLE
SPDR Gold Trust                         COM               78462f902      235       1,000     CALL  SOLE            SOLE
SPDR Gold Trust                         COM               78462f902      430       1,000     CALL  SOLE            SOLE

                                                                     -------
                                                        TOTAL        151,671
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